BORROWINGS	12 Months Ended
Mar. 31, 2023
SHORT-TERM AND LONG TERM BORROWINGS
BORROWINGS

9. BORROWINGS

The following table presents short-term and long-term borrowings from commercial banks or other institutions as of March 31, 2022 and 2023.

Funding Partners	Fixed annual interest rate	Terms	March 31, 2022	March 31, 2023
			RMB	RMB

Short-term borrowing	4.50%	within 12 months	—	20,000
Current portion of long-term borrowing	5.00%	matured on December 15, 2022	233,000	—
Long-term borrowings	5.00%	2 years	—	291,950
			233,000	311,950

Short-term borrowings outstanding as of March 31, 2023 was dominated in RMB. The Group obtained a working capital facility of RMB50.0 million from China Merchants Bank (“CMB”) in November 2022, of which RMB20.0 million had been drawn down in November 2022, and the remaining amount can be drawn as needed within the 1-year period of credit.

Long-term borrowing outstanding as of March 31, 2023 was pledged with the equity interest the Group holds in an investment. The long-term borrowing will be due in December 2024. The long-term borrowing of RMB233.0 million and cumulative interest of RMB58.9 million due in December 2022, had been fully repaid on time on December 15, 2022 upon receipt of the proceeds from the new loan agreement.

The weighted average interest rate for the outstanding borrowings was approximately 5.0% and 5.0% as of March 31, 2022 and 2023, respectively.